SHAREHOLDERS' EQUITY (Details1)	12 Months Ended
Aug. 31, 2011
January 2011 Warrants
Expected Dividend Yield	0.00%
Risk-free interest rate	1.10%
Expected volatility	404.00%
Expected warrant life	5 years
January 2011 Option Warrants
Expected Dividend Yield	0.00%
Risk-free interest rate	1.10%
Expected volatility	380.00%
Expected warrant life	5 years